SIMT Real Return Fund (Second Prospectus Summary) | SIMT Real Return Fund
REAL RETURN FUND
Investment Goal
Total return exceeding the rate of inflation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SIMT Real Return Fund Class I
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIMT Real Return Fund Class I
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.89%
Total Annual Fund Operating Expenses	[1]	1.11%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SIMT Real Return Fund Class I	113	353	612	1,352

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 77%
of the average value of its portfolio.
Principal Investment Strategies
The Real Return Fund uses a multi-manager approach under the general supervision of SIMC, which allocates the Fund's assets among multiple Sub-Advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities and non-government entities, such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation Protected
Securities (TIPS) are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also invest in futures contracts, options, forward contracts and swaps for risk management purposes, speculative or hedging purposes or as part of its investment strategies. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity.
Securities index swaps are used to manage the inflation-adjusted return of the
Fund.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S.
Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments;
(iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties
(those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by U.S. Government agencies.
Principal Risks
Corporate Fixed Income Securities Risk - Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk - The Fund's use of futures contracts, options, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuer Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Inflation Protected Securities Risk - The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in
"real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal
(or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk - The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.
Performance Information
As of January 31, 2012, Class I Shares of the Fund had not commenced operations and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each calendar year since inception and by showing how the
Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class I
Shares are invested in the same portfolio of securities, return for Class I
Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class I Shares have higher expenses. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.43% (03/31/11) Worst Quarter: -0.12% (09/30/11)
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns SIMT Real Return Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class A Return Before Taxes	4.70%	4.97%	Jul. 02, 2009
Class I After Taxes on Distributions	Class A Return After Taxes on Distributions	3.45%	4.00%	Jul. 02, 2009
Class I After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	3.05%	3.68%	Jul. 02, 2009
Barclays Capital 1-5 Year U.S. TIPS Index	Barclays Capital 1-5 Year U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	4.88%	5.44%	Jul. 02, 2009	[1]
[1]	Index returns are shown from July 31, 2009.